Matthew A. Swendiman Direct:513.629.2750 mswendiman@graydon.com	August 20, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	M3Sixty Manager of Managers Trust (the “Trust”) on behalf of All Cap Value Fund (the “Fund”)

Ladies and Gentlemen:

Attached please find the Trust’s Form N-8A (the “Registration Statement”) filed pursuant to Section 8(a) of the Investment Company Act of 1940, as amended.  The Trust is filing its initial Registration Statement on Form N-1A pursuant to Section 8(b) of the Investment Company Act of 1940 concurrently with the filing of this Form N-8A.

If you should have any questions or comments regarding the foregoing, please contact the undersigned at (513) 629-2750.  Thank you in advance for your consideration.

Very truly yours,

/s/ Matthew A. Swendiman

Matthew A. Swendiman,
On behalf of M3Sixty Manager of Managers Trust

cc:	Mr. Randall K. Linscott
M3Sixty Advisors, LLC
4520 Main Street, Suite 1425
Kansas City, MO 64111